LEASE LIABILITIES - Disclosure of detail information about reconciliation movements of lease liabilities (Details) $ in Thousands	12 Months Ended
Dec. 31, 2019 USD ($)
Lease liabilities [abstract]
Lease liabilities recognized at January 1, 2019	$ 4,475
New leases	122
Interest expense	211
Interest paid	(211)
Payment of lease liabilities	(1,229)
Effect of changes in foreign exchange rates	164
Balance at December 31, 2019	$ 3,532